Shareholders’ Deficit (Details) - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Warrants purchase	7,886,643
Commencing after the completion days	30 days	30 days
Public warrants exercisable from closing of initial public offering	12 months	12 months
Number of Business Days	15 days	15 days
Prior written notice of redemption	30 days	30 days
Redemption period day	30 days	30 days
Warrant [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	7,886,643	7,886,643
Warrant term	5 years	5 years
Price per share (in Dollars per share)	$ 0.01	$ 0.01
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	7,666,645	7,666,645
Price per warrant (in Dollars per share)	$ 0.63
Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	219,998	219,998
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	660,000	660,000
Ordinary shares, shares outstanding	660,000	660,000
Ordinary shares subject to possible redemption	23,000,000	23,000,000
Warrants purchase	7,886,643	7,886,643
Number of warrants purchased	1	1
Price per share (in Dollars per share)	$ 18	$ 18
Implied share price (in Dollars per share)	18	18
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Price per warrant (in Dollars per share)	$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,666,667	7,666,667
Ordinary shares, shares outstanding	7,666,667	7,666,667